MFS® ALABAMA MUNICIPAL BOND FUND	MFS® NEW YORK MUNICIPAL BOND FUND
MFS® ARKANSAS MUNICIPAL BOND FUND	MFS® NORTH CAROLINA MUNICIPAL BOND FUND
MFS® CALIFORNIA MUNICIPAL BOND FUND	MFS® PENNSYLVANIA MUNICIPAL BOND FUND
MFS® GEORGIA MUNICIPAL BOND FUND	MFS® SOUTH CAROLINA MUNICIPAL BOND FUND
MFS® MARYLAND MUNICIPAL BOND FUND	MFS® TENNESSEE MUNICIPAL BOND FUND
MFS® MASSACHUSETTS MUNICIPAL BOND FUND	MFS® VIRGINIA MUNICIPAL BOND FUND
MFS® MISSISSIPPI MUNICIPAL BOND FUND	MFS® WEST VIRGINIA MUNICIPAL BOND FUND

Effective immediately, the following is added after the first sentence under the main heading "Description of Share Classes":

Class I shares of the fund are expected to be offered on or about April 1, 2016.

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